PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jan. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property and equipment consisted of the following as of January 31, 2013 and 2012:

	January 31, 2013	January 31, 2012
Vehicles	$8,809	$8,809
Less: accumulated depreciation	(2,705)	(944)
Property and equipment, net	$6,104	$7,865